BILLINGS IN EXCESS OF COSTS AND ACCRUED EARNINGS ON CONTRACTS	12 Months Ended
Dec. 28, 2012
Notes to Financial Statements [Abstract]
BILLINGS IN EXCESS OF COSTS AND ACCRUED EARNINGS ON CONTRACTS

NOTE 12. BILLINGS IN EXCESS OF COSTS AND ACCRUED EARNINGS ON CONTRACTS

The following table summarizes the components of billings in excess of costs and accrued earnings on contracts:

	December 28,	December 30,
(In millions)	2012	2011
Billings in excess of costs and accrued earnings on contracts	$211.7	$216.4
Project-related legal liabilities and other project-related reserves	55.2	38.0
Advance payments negotiated as a contract condition	9.8	24.6
Normal profit liabilities	4.8	12.7
Estimated losses on uncompleted contracts	7.6	19.1
Total	$289.1	$310.8